Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Fair Values of Assets and Liabilities

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2015 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—
LIABILITIES:
Warrants to purchase common stock	$239	$—	$—	$239

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2014 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—
LIABILITIES:
Warrants to purchase common stock	$4,216	$—	$—	$4,216

Fair Value Measurement and Unobservable Rollforward Activity of Liabilities

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity) (in thousands):

Warrants to purchase
common stock
Beginning balance at December 31, 2013	$4,925
Issuances of warrants	4,831
Exercise of warrants	(104)
Adjustments to estimated fair value	(2,405)
Warrants exchanged for common stock	(3,031)
Ending balance at December 31, 2014	4,216
Exercise of warrants	(1,997)
Adjustments to estimated fair value	(1,980)
Ending balance at December 31, 2015	$239